Schedule of cash flow from operations (Details) - USD ($)	11 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Profit/(loss) before taxation	$ (18,503)
Increase/(decrease) in trade and other payables	$ 18,503
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Profit/(loss) before taxation		$ (585,716)	$ 455,435	$ (552,004)
Finance costs		316,908	44,394	12,000
Increase/(decrease) in trade and other payables		(1,457,287)	132,454	317,243
Cash Used In Operations		(2,083,265)	632,283	(222,761)
- Depreciation		358,933
(Increase)/decrease in trade and other receivables		(716,104)
Net cash inflow/ (outflow) from operating activities		$ (2,083,265)	$ 632,283	$ (222,761)